SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Customer order backlog
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset	15 years
Australian regulated terminal
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	83 years
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	16 years
Indian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	6 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	25 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	70 years
Transmission stations, towers and related fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	60 years
Track | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
District energy systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Gas storage assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years